Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of With Members of the Board of Directors and of the Executive Committee
With members of the Board of Directors and of the Executive Committee

TCHF	2022	2021
Short-term employee benefits	2,873	2,759
Post-employment benefits	89	30
Share-based compensation	—	814

Compensation to key management	2,962	3,603